Leases - operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease cost
Operating lease cost	¥ 8,890	¥ 9,024
Short-term lease cost	313	761
Total	¥ 9,203	¥ 9,785